SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Receivable Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Advance to supplier	$ 1,153	$ 1,695
Institutions	1,065	1,024
Chief Scientist	77	153
Fair value of derivatives	1	251
Prepaid expenses and other	442	234
Accounts receivable - other, total	$ 2,738	$ 3,357